Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Deferred tax asset, capitalized R&D costs, Tax Cuts and Jobs Act					$ 66,000,000.0
Valuation allowance					26,736,000	$ 6,727,000
Increase in valuation allowance					(20,000,000.0)
Net operating loss carryforward, subject to expiration					17,200,000
Net operating loss carryforward, subject to expiration					600,000
Income taxes, accruals for interest and penalties	$ 0		$ 0		0	0
Income taxes, interest or penalties expense	$ 0	$ 0	$ 0	$ 0	0	0
Unrecognized tax benefits					$ 1,700,000	100,000
Domestic Tax Authority
Income Tax Contingency [Line Items]
Amortization period					5 years
Net operating loss					$ 18,100,000
R&D credit carryforwards					6,500,000
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Net operating loss						$ 17,900,000
R&D credit carryforwards					$ 500,000
Foreign Tax Authority
Income Tax Contingency [Line Items]
Amortization period					15 years